Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Debt-to-Equity Ratio	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts			RM 15,832,796
Total equity			RM 24,274,514
Debt-to-equity %			65.22%
Bottom of range [Member]
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts	RM 22,862,227
Total equity	RM 92,969,863
Debt-to-equity %	24.59%	24.59%
Top of range [Member]
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts | $		$ 4,981,637
Total equity | $		$ 20,257,961
Debt-to-equity %	21.79%	21.79%